Investments in Investee Entities (Narrative) (Details) - Clenera Llc [Member] - USD ($) $ in Millions		12 Months Ended
	Aug. 02, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about consolidated structured entities [line items]
Percentage of voting equity interests acquired	90.10%
Maximum Company Value In Acquisition Transaction	$ 433.0
Percentage Of Minority Stake Maintained By Two Founders	9.90%
Performance Based Contingent Consideration Under Earn Out Revaluation		$ 28.8	$ 10.3
Liability in respect of put option		5.9	1.7
Change in value of project due to date of commercial operation		$ 34.7	$ 12.0
Percentage of earn out payment	39.00%
Tenure and provision of services	3 years